UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23255

Vivaldi Opportunities Fund
(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Terrance P. Gallagher
235 West Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

VIVALDI OPPORTUNITIES FUND

(a Maryland Corporation)

Annual Report

For the Period October 2, 2017 through March 31, 2018

VIVALDI OPPORTUNITIES FUND

(a Maryland Corporation)

For the Period October 2, 2017 through March 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Grant Thornton LLP Grant Thornton Tower 171 N. Clark Street, Suite 200 Chicago, IL 60601-3370 T +1 312 856 0200 F +1 312 565 4719 grantthornton.com

Board of Trustees and Shareholders

Vivaldi Opportunities Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities of Vivaldi Opportunities Fund (the Fund), including the schedule of investments, as of March 31, 2018, the related statements of operations, changes in net assets, cash flows, and financial highlights for the period from October 2, 2017 (commencement of operations) to March 31, 2018, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations, its cash flows and its financial highlights for the period from October 2, 2017 (commencement of operations) to March 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

1

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodians and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

/s/ GRANT THORNTON LLP

We have served as the Fund’s auditor since 2017.

Chicago, Illinois
May 30, 2018

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

2

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2018

Principal Amount		Value
	ASSET-BACKED SECURITIES – 7.0%
$500,000	ARES XLIV CLO Ltd. 9.364% (LIBOR 3 Month+805 basis points), 10/15/2029[1,2,3]	$499,003
750,000	Fannie Mae Connecticut Avenue Securities 5.872% (LIBOR 1 Month+400 basis points), 8/25/2030[1,2]	738,179
1,000,000	HPS Loan Management 11-2017 Ltd. 9.639% (LIBOR 3 Month+785 basis points), 5/6/2030[1,2,3]	996,005
500,000	Invitation Homes 2017-SFR2 Trust 4.808% (LIBOR 1 Month+300 basis points), 12/17/2036[2,3]	510,158
1,000,000	MMCF CLO 2017-1 LLC 8.047% (LIBOR 3 Month+638 basis points), 1/15/2028[1,2,3]	990,500
1,000,000	Monroe Capital MML CLO VI Ltd. 9.025% (LIBOR 3 Month+690 basis points), 4/15/2030[1,2,3]	978,308
1,000,000	York CLO-2 Ltd. 8.709% (LIBOR 3 Month+725 basis points), 1/22/2031[1,2,3]	978,162
	TOTAL ASSET-BACKED SECURITIES (Cost $5,707,595)	5,690,315

Number of Shares
	CLOSED-END FUNDS – 30.8%
1,171	Aberdeen Chile Fund, Inc.	10,580
944	Aberdeen Indonesia Fund, Inc.	6,882
16,257	Advent Claymore Convertible Securities and Income Fund[4]	245,156
21,659	Advent Claymore Enhanced Growth & Income Fund[4]	171,539
38,142	AllianzGI Convertible & Income 2024 Target	352,051
23,708	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	301,092
91,263	Alpine Total Dynamic Dividend Fund[4]	815,891
15,304	American Capital Senior Floating Ltd.[4]	170,640
29,436	BrandyWineGLOBAL Global Income Opportunities Fund, Inc.[4]	379,430
10,797	Clough Global Equity Fund[4]	141,981
84,833	Clough Global Opportunities Fund[4]	907,713
63	Cornerstone Strategic Value Fund, Inc.[4]	975
5,392	Corporate Capital Trust, Inc.[4]	91,125
54,104	Delaware Enhanced Global Dividend & Income Fund[4]	625,983
38,834	Delaware Investments Dividend & Income Fund, Inc.[4]	409,699
26,555	Eagle Growth & Income Opportunities Fund	398,591
8,442	Eaton Vance Floating-Rate 2022 Target Term Trust	78,679
37,128	First Trust Senior Floating Rate 2022 Target Term Fund	347,518
5,020	FS Investment Corp.	36,395
12,501	Gabelli Equity Trust, Inc.	76,506
57,713	Garrison Capital, Inc.[4]	468,630
51,284	Highland Floating Rate Opportunities Fund[4]	820,031
42,514	Invesco High Income Trust II4	589,669
64,444	Invesco Senior Income Trust[4]	283,554
25,385	Kayne Anderson MLP Investment Co.[4]	418,091

3

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2018

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
13,386	Lazard World Dividend & Income Fund, Inc.[4]	$153,939
16,318	Liberty All Star Equity Fund[4]	100,029
25,718	Madison Covered Call & Equity Strategy Fund[4]	186,713
2,786	Madison Strategic Sector Premium Fund	31,315
42,164	Managed Duration Investment Grade Municipal Fund[4]	573,430
32,647	Morgan Stanley Emerging Markets Debt Fund, Inc.[4]	306,555
16,419	Morgan Stanley Emerging Markets Fund, Inc.	296,527
1,045	Morgan Stanley Income Securities, Inc.	19,677
17,656	NexPoint Strategic Opportunities Fund[4]	405,735
14,856	Nuveen Credit Strategies Income Fund[4]	117,957
11,700	Nuveen Emerging Markets Debt 2022 Target Term Fund	105,183
6,166	Nuveen Intermediate Duration Quality Municipal Term Fund	77,445
4,911	Nuveen Mortgage Opportunity Term Fund	116,636
27,881	Nuveen Mortgage Opportunity Term Fund 2[4]	628,716
153,218	Palmer Square Opportunistic Income Fund	2,967,824
461,766	PIMCO Flexible Credit Income Fund	4,834,685
14,010	PIMCO High Income Fund[4]	106,196
51,871	Prudential Global Short Duration High Yield Fund, Inc.[4]	719,969
5,174	Prudential Short Duration High Yield Fund, Inc.[4]	73,109
12,201	Reaves Utility Income Fund[4]	344,434
144,792	RiverNorth Marketplace Lending Corporation[7]	3,467,774
7,438	Special Opportunities Fund, Inc.	110,008
62,423	Templeton Emerging Markets Income Fund[4]	705,380
1,053	Tortoise Energy Infrastructure Corp.	26,357
21,616	Virtus Total Return Fund, Inc.[4]	242,531
22,112	Voya Prime Rate Trust[4]	115,203
8,039	Western Asset Global High Income Fund, Inc.[4]	75,647
11,501	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[4]	130,191
	TOTAL CLOSED-END FUNDS (Cost $25,666,621)	25,187,566

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS – 14.8%
$4,523,363	Alternative Loan Trust 2005-59 1.696%, 11/20/2035[1,5]	227,435
8,733,577	Alternative Loan Trust 2006-HY10 0.476%, 5/25/2036[1,5]	126,663
267,460	American Home Mortgage Investment Trust 2006-1 2.272% (LIBOR 1 Month+40 basis points), 3/25/2046[1,2]	258,727
1,375,159	American Home Mortgage Investment Trust 2006-2 2.192% (LIBOR 1 Month+32 basis points), 6/25/2046[1,2]	588,065
1,019,356	Banc of America Funding 2006-H Trust 3.723%, 9/20/2046[1,5]	921,909

4

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2018

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$500,000	BXMT 2017-FL1 Ltd 4.486% (LIBOR 1 Month+270 basis points), 6/15/2035[1,2,3]	$499,998
250,000	Citigroup Commercial Mortgage Trust 2018-TBR 5.427% (LIBOR 1 Month+365 basis points), 12/15/2036[1,2,3]	250,373
500,000	COMM 2013-CCRE10 Mortgage Trust 4.789%, 8/10/2046[1,3,5]	424,307
300,000	COMM 2015-CCRE26 Mortgage Trust 3.493%, 10/10/2048[1,5]	232,213
118,000	COMM 2015-PC1 Mortgage Trust 4.441%, 7/10/2050[1,5]	110,943
100,000	Csail 2015-C2 Commercial Mortgage Trust 4.209%, 6/15/2057[1,5]	92,139
2,000,000	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-BAR1 2.112% (LIBOR 1 Month+24 basis points), 3/25/2037[1,2]	289,484
750,000	Fannie Mae Connecticut Avenue Securities 7.372% (LIBOR 1 Month+550 basis points), 9/25/2029[1,2]	828,015
	Freddie Mac Structured Agency Credit Risk Debt Notes
500,000	Series 2017-HQA2, Class B1, 6.622% (LIBOR 1 Month+475 basis points), 12/25/2029[1,2]	525,127
500,000	Series 2017-DNA3, Class M2, 4.372% (LIBOR 1 Month+250 basis points), 3/25/2030[1,2]	512,521
500,000	GS Mortgage Securities Trust 2014-GC20 4.859%, 4/10/2047[1,3,5]	331,730
500,000	GS Mortgage Securities Trust 2015-GC34 2.979%, 10/10/2048[1]	376,467
4,775,202	IndyMac INDX Mortgage Loan Trust 2004-AR12 1.214%, 12/25/2034[1,5]	179,877
250,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 5.777% (LIBOR 1 Month+400 basis points), 2/15/2035[1,2,3]	250,925
	JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7
500,000	Series 2015-FL7, Class LAK1, 6.177% (LIBOR 1 Month+440 basis points), 5/15/2028[2,3]	501,284
500,000	Series 2015-FL7, Class LAK2, 7.177% (LIBOR 1 Month+540 basis points), 5/15/2028[2,3]	503,803
500,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 4.134%, 7/15/2050[1,3,5]	437,148
30,469	Morgan Stanley Mortgage Loan Trust 2007-10XS 6.250%, 7/25/2047[1,5]	21,673
663,626	RALI Series 2006-QS17 Trust 6.000%, 12/25/2036[1]	609,696
1,176,012	RALI Series 2008-QR1 Trust 6.000%, 8/25/2036	1,010,025
1,629,036	Residential Asset Securitization Trust 2006-A8 6.500%, 8/25/2036[1]	972,922

5

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2018

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$544,700	Residential Asset Securitization Trust 2007-A6 6.000%, 6/25/2037[1]	$493,652
700,000	Wells Fargo Commercial Mortgage Trust 2015-C27 3.768%, 2/15/2048[3]	536,962
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,169,895)	12,114,083

Number of Shares
	COMMON STOCKS – 41.0%
	COMMUNICATIONS – 5.0%
136,146	Houghton Mifflin Harcourt Co.*,4	946,215
55,248	IMAX Corp.*,4,6	1,060,761
35,177	Liberty Latin America Ltd.*,4,6	684,193
13,474	Nexstar Media Group, Inc. - Class A4	896,021
4,600	Walt Disney Co.[4]	462,024
		4,049,214
	CONSUMER DISCRETIONARY – 3.6%
35,073	BlueLinx Holdings, Inc.*	1,143,029
70,384	Potbelly Corp.*,4	848,127
269,739	Restaurant Group PLC	960,435
		2,951,591
	CONSUMER STAPLES – 4.4%
43,780	Blue Buffalo Pet Products, Inc.*	1,742,882
37,831	Darling Ingredients, Inc.*,4	654,476
7,324	Dr. Pepper Snapple Group, Inc.	867,015
29,868	Primo Water Corp.*	349,754
		3,614,127
	EnergY – 1.2%
261	Archrock Partners LP	3,190
31,563	Green Plains, Inc.[4]	530,258
8,975	RSP Permian, Inc.*	420,748
		954,196
	FINANCIALS – 8.7%
6,492	American International Group, Inc.[4]	353,295
5,092	Atlantic Coast Financial Corp.*,4	52,448
4,000	Berkshire Hathaway, Inc.*,4	797,920
2,674	Big Rock Partners Acquisition Corp.*,4	27,622
1,816	Black Ridge Acquisition Corp.*,4	17,597
28,476	Blackhawk Network Holdings, Inc. - Class A*,4	1,272,877
2,952	CM Seven Star Acquisition Corp.*,4,6	28,752
15,202	Gordon Pointe Acquisition Corp.*	157,341
5,796	Haymaker Acquisition Corp.*,4	57,670

6

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
2,223	Legacy Acquisition Corp.*,4	$22,119
6,445	Leisure Acquisition Corp.*,4	63,612
39,274	Luther Burbank Corp.	471,681
15,771	MTech Acquisition Corp.*	160,076
8,811	Mudrick Capital Acquisition Corp.*	89,432
11,417	One Madison Corp.*,6	114,170
5,323	Opes Acquisition Corp.*	53,496
89,900	Resource Capital Corp.[4]	854,949
8,581	Royce Micro-Cap Trust, Inc.[4]	80,318
4,994	Union Acquisition Corp.*,6	51,089
13,593	Validus Holdings Ltd.[4,6]	916,848
25,829	XL Group Ltd.[6]	1,427,310
		7,070,622
	INDUSTRIALS – 2.0%
18,728	General Cable Corp.[4]	554,349
10,612	Houston Wire & Cable Co.*,4	77,733
4,513	Layne Christensen Co.*,4	67,334
61,216	Luxfer Holdings PLC[4,6]	783,564
890	Orbital ATK, Inc.[4]	118,023
		1,601,003
	Materials – 0.4%
10,261	KapStone Paper and Packaging Corp.[4]	352,055
	Technology – 15.5%
26,149	Callidus Software, Inc.*,4	940,057
3,278	Cavium, Inc.*	260,208
40,418	CSRA, Inc.[4]	1,666,434
71,351	Donnelley Financial Solutions, Inc.*,4	1,225,097
7,499	DST Systems, Inc.[4]	627,291
21,275	Microsemi Corp.*	1,376,918
6,081	MicroStrategy, Inc. - Class A*,4	784,388
28,876	MuleSoft, Inc. - Class A*	1,269,966
31,369	NXP Semiconductors N.V.*,4,6	3,670,173
17,261	Super Micro Computer, Inc.*	293,437
97,235	Telenav, Inc.*,4	525,069
		12,639,038
	Utilities – 0.2%
108,300	Maxim Power Corp.*	206,782
	TOTAL COMMON STOCKS (Cost $34,338,783)	33,438,628

7

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2018

Principal Amount		Value
	CORPORATE BONDS – 0.6%
	FINANCIALS – 0.6%
$500,000	ConnectOne Bancorp, Inc. 5.200% (LIBOR 3 Month+284 basis points), 2/1/2028[1,5]	$509,423
	TOTAL CORPORATE BONDS (Cost $500,000)	509,423

Number of Shares
	EXCHANGE-TRADED FUNDS – 0.6%
1,742	SPDR S&P 500 ETF Trust	458,407
	TOTAL EXCHANGE-TRADED FUNDS (Cost $461,397)	458,407
	PREFERRED STOCKS – 1.9%
	FINANCIALS – 1.9%
10,000	B. Riley Financial, Inc. 7.500%, 10/31/2021[1]	250,000
3,400	B. Riley Financial, Inc. 7.500%, 5/31/2027[1]	86,360
5,414	B. Riley Financial, Inc. 7.250%, 12/31/2027[1]	139,465
2,803	Capital Southwest Corp. 5.950%, 12/15/2022[1]	71,196
4,532	Hercules Capital, Inc. 6.250%, 7/30/2024[1]	114,524
1,784	MVC Capital, Inc. 6.250%, 11/30/2022[1]	44,992
14,000	Oxford Square Capital Corp. 6.500%, 3/30/2024[1]	359,800
400	Stellus Capital Investment Corp. 5.750%, 9/15/2022[1]	10,060
3,818	THL Credit, Inc. 6.750%, 11/15/2021[1]	97,359
663	THL Credit, Inc. 6.750%, 12/30/2022[1]	16,721
12,130	Triangle Capital Corp. 6.375%, 3/15/2022[1]	305,312
1,036	Triangle Capital Corp. 6.375%, 12/15/2022[1]	26,076
		1,521,865
	TOTAL PREFERRED STOCKS (Cost $1,515,358)	1,521,865

8

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2018

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS – 0.4%
	CALL OPTIONS – 0.2%
	NXP Semiconductors N.V.
130	Exercise Price: $120.00, Notional Amount: $1,560,000, Expiration Date: July 20, 2018	$70,200
51	Exercise Price: $120.00, Notional Amount: $612,000, Expiration Date: April 20, 2018	14,790
	Time Warner, Inc.
122	Exercise Price: $95.00, Notional Amount: $1,159,000, Expiration Date: July 20, 2018	53,070
	TOTAL CALL OPTIONS (Cost $183,070)	138,060
	PUT OPTIONS – 0.2%
	Houghton Mifflin Harcourt Co.
500	Exercise Price: $10.00, Notional Amount: $500,000, Expiration Date: April 20, 2018	155,000
	Time Warner, Inc.
42	Exercise Price: $65.00, Notional Amount: $273,000, Expiration Date: June 15, 2018	924
	TOTAL PUT OPTIONS (Cost $138,659)	155,924
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $321,729)	293,984

Number of Shares
	RIGHTS – 0.0%
908	Black Ridge Acquisition Corp., Expiration Date: July 3, 2019*,4	272
2,952	CM Seven Star Acquisition Corp., Expiration Date: April 25, 2019*,4,6	945
	TOTAL RIGHTS (Cost $—)	1,217
	SHORT-TERM INVESTMENTS – 9.4%
7,712,784	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.56%[4]	7,712,784
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,712,784)	7,712,784

Principal Amount
	U.S. TREASURY NOTES – 0.8%
$663,200	United States Treasury Note 1.125%, 1/31/2019[4]	657,915
	TOTAL U.S. TREASURY NOTES (Cost $659,464)	657,915

9

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2018

Number of Shares		Value
	WARRANTS – 0.0%
2,108	Black Ridge Acquisition Corp., Expiration Date: October 25, 2022*,4	$738
1,476	CM Seven Star Acquisition Corp., Expiration Date: November 16, 2018*,4,6	516
	TOTAL WARRANTS (Cost $—)	1,254
	TOTAL INVESTMENTS – 107.3% (Cost $89,053,626)	87,587,441
	Liabilities in Excess of Other Assets – (7.3)%	(5,929,398)
	TOTAL NET ASSETS – 100.0%	$81,658,043
	SECURITIES SOLD SHORT – (11.9)%
	COMMON STOCKS – (11.6)%
	COMMUNICATIONS – (0.8)%
(14,100)	Blucora, Inc.*	(346,860)
(3,700)	Tribune Media Co.	(149,887)
(2,961)	Tucows, Inc.*	(165,816)
		(662,563)
	CONSUMER DISCRETIONARY – (3.3)%
(2,747)	Boot Barn Holdings, Inc.*	(48,704)
(4,186)	Canada Goose Holdings, Inc.*,6	(139,896)
(2,185)	CSS Industries, Inc.	(38,238)
(1,301)	Domino's Pizza, Inc.	(303,862)
(13,233)	Freshpet, Inc.*	(217,683)
(3,220)	Healthcare Services Group, Inc.	(140,006)
(800)	Kohl's Corp.	(52,408)
(7,600)	MarineMax, Inc.*	(147,820)
(5,168)	Matthews International Corp.	(261,501)
(3,208)	Oxford Industries, Inc.	(239,188)
(1,853)	PetIQ, Inc. - Class A*	(49,290)
(3,436)	Restaurant Brands International, Inc.[6]	(195,577)
(626)	RH*	(59,645)
(1,400)	Royal Caribbean Cruises Ltd.[6]	(164,836)
(2,436)	Ruth's Hospitality Group, Inc.	(59,560)
(522)	Tesla Motors, Inc.*	(138,920)
(1,541)	Wayfair, Inc.*	(104,064)
(3,759)	Wingstop, Inc.	(177,538)
(6,600)	Wolverine World Wide, Inc.	(190,740)
		(2,729,475)
	CONSUMER STAPLES – (0.1)%
(1,700)	United Natural Foods, Inc.*	(72,998)
	ENERGY – (0.5)%
(365)	Archrock, Inc.	(3,194)

10

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2018

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(2,873)	Concho Resources, Inc.*	$(431,898)
		(435,092)
	FINANCIALS – (2.3)%
(863)	Ameris Bancorp	(45,653)
(5,760)	Bank of the Ozarks, Inc.	(278,035)
(4,991)	BofI Holding, Inc.*	(202,285)
(1,700)	Canadian Imperial Bank of Commerce[6]	(150,076)
(6,600)	Canadian Western Bank	(169,303)
(4,152)	Cohen & Steers, Inc.	(168,820)
(7,100)	CubeSmart	(200,220)
(7,847)	Live Oak Bancshares, Inc.	(218,147)
(8,946)	Omega Healthcare Investors, Inc.	(241,900)
(6,534)	Trupanion, Inc.*	(195,301)
		(1,869,740)
	HEALTH CARE – (1.9)%
(4,438)	AAC Holdings, Inc.*	(50,948)
(3,700)	Diplomat Pharmacy, Inc.*	(74,555)
(1,827)	Heska Corp.*	(144,461)
(2,931)	iRhythm Technologies, Inc.*	(184,506)
(8,000)	Tactile Systems Technology, Inc.*	(254,400)
(12,700)	Teladoc, Inc.*	(511,810)
(4,228)	USANA Health Sciences, Inc.*	(363,185)
		(1,583,866)
	INDUSTRIALS – (0.8)%
(8,346)	AAON, Inc.	(325,494)
(3,854)	Axon Enterprise, Inc.*	(151,501)
(1,220)	Granite Construction, Inc.	(68,149)
(754)	Mesa Laboratories, Inc.	(111,924)
		(657,068)
	MATERIALS – (0.1)%
(16,522)	AgroFresh Solutions, Inc.*	(121,437)
	TECHNOLOGY – (1.6)%
(4,706)	Axcelis Technologies, Inc.*	(115,768)
(500)	HubSpot, Inc.*	(54,150)
(800)	Lumentum Holdings, Inc.*	(51,040)
(8,900)	Marvell Technology Group Ltd.[6]	(186,900)
(2,300)	Motorola Solutions, Inc.	(242,190)
(12,657)	Presidio, Inc.*	(197,955)
(2,054)	salesforce.com, Inc.*	(238,880)

11

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2018

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(4,800)	Tabula Rasa HealthCare, Inc.*	$(186,240)
		(1,273,123)
	UTILITIES – (0.1)%
(7,587)	Spark Energy, Inc. - Class A	(89,906)
	TOTAL COMMON STOCKS (Proceeds $9,304,770)	(9,495,267)
	PREFERRED STOCKS – 0.0%
	FINANCIALS – 0.0%
(540)	Hercules Capital, Inc. 6.250%, 7/30/2024[1]	(13,646)
	TOTAL PREFERRED STOCKS (Proceeds $13,655)	(13,646)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS – (0.2)%
	CALL OPTIONS – (0.1)%
	Blackhawk Network Holdings, Inc. - Class A
(4)	Exercise Price: $45.00, Notional Amount: $(18,000), Expiration Date: June 15, 2018	(100)
	NXP Semiconductors N.V.
(51)	Exercise Price: $125.00, Notional Amount: $(637,500), Expiration Date: April 20, 2018	(4,080)
(130)	Exercise Price: $125.00, Notional Amount: $(1,625,000), Expiration Date: July 20, 2018	(39,000)
	Time Warner, Inc.
(122)	Exercise Price: $105.00, Notional Amount: $(1,281,000), Expiration Date: July 20, 2018	(12,444)
	TOTAL CALL OPTIONS (Proceeds $56,610)	(55,624)
	PUT OPTIONS – (0.1)%
	Darling Ingredients, Inc.
(200)	Exercise Price: $18.00, Notional Amount: $(360,000), Expiration Date: April 20, 2018	(18,000)
	NXP Semiconductors N.V.
(51)	Exercise Price: $105.00, Notional Amount: $(535,500), Expiration Date: April 20, 2018	(8,415)
(130)	Exercise Price: $110.00, Notional Amount: $(1,430,000), Expiration Date: July 20, 2018	(71,500)

12

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2018

Number of Contracts		Value
	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	Time Warner, Inc.
(42)	Exercise Price: $75.00, Notional Amount: $(315,000), Expiration Date: July 20, 2018	$(1,050)
(80)	Exercise Price: $87.50, Notional Amount: $(700,000), Expiration Date: July 20, 2018	(17,800)
	TOTAL PUT OPTIONS (Proceeds $67,398)	(116,765)
	TOTAL PURCHASED OPTIONS CONTRACTS (Proceeds $124,008)	(172,389)
	TOTAL SECURITIES SOLD SHORT (Proceeds $9,442,433)	$(9,681,302)

ETF – Exchange-Traded Funds

LP – Limited Partnership

PLC – Public Limited Company

* Non-income producing security.

1 Callable.

2 Floating rate security.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $8,688,666 which represents 10.6% of Net Assets.

4 All or a portion of this security is segregated as collateral for securities sold short. Aggregate value of segregated securities were $16,484,526.

5 Variable rate security.

6 Foreign security denominated in U.S. Dollars.

7 Affiliated security.

See accompanying Notes to Financial Statements.

13

Vivaldi Opportunities Fund
SUMMARY OF INVESTMENTS
As of March 31, 2018

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	7.0%
Closed-End Funds	30.8%
Collateralized Mortgage Obligations	14.8%
Common Stocks
Technology	15.5%
Financials	8.7%
Communications	5.0%
Consumer Staples	4.4%
Consumer Discretionary	3.6%
Industrials	2.0%
Energy	1.2%
Materials	0.4%
Utilities	0.2%
Total Common Stocks	41.0%
Corporate Bonds
Financials	0.6%
Total Corporate Bonds	0.6%
Exchange-Traded Funds	0.6%
Preferred Stocks
Financials	1.9%
Total Preferred Stocks	1.9%
Purchased Options Contracts
Put Options	0.2%
Call Options	0.2%
Total Purchased Options Contracts	0.4%
Rights	0.0%
Short-Term Investments	9.4%
U.S. Treasury Notes	0.8%
Warrants	0.0%
Total Investments	107.3%
Liabilities in Excess of Other Assets	(7.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

14

Vivaldi Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2018

Assets:
Investments, at value (cost $88,731,897)	$87,293,457
Options, at value (cost $321,729)	293,984
Foreign currency, at value (cost $137,025)	143,285
Cash deposited with broker for securities sold short	15,652,749
Receivables:
Investment securities sold	1,232,568
Dividends and interest	318,483
Unrealized appreciation on forward foreign currency contracts	95
Prepaid expenses	5,491
Prepaid offering costs	29,869
Total assets	104,969,981

Liabilities:
Borrowing agreement	11,609,744
Securities sold short, at value (proceeds $9,318,425)	9,508,913
Foreign currency due to custodian, at value (proceeds $963,769)	968,366
Written options contracts, at value (proceeds $124,008)	172,389
Payables:
Investment securities purchased	683,076
Advisory fees	121,720
Due to custodian	117,275
Legal fees	57,558
Auditing fees	35,238
Dividends and interest on securities sold short	10,997
Custody fees	8,696
Transfer agent fees and expenses	5,471
Fund administration fees	4,168
Fund accounting fees	3,259
Pricing expense	1,698
Chief Compliance Officer fees	953
Directors' fees and expenses	35
Accrued other expenses	2,382
Total liabilities	23,311,938

Net Assets	$81,658,043

See accompanying Notes to Financial Statements.

15

Vivaldi Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of March 31, 2018

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$83,608,192
Accumulated net investment income	55,521
Accumulated net realized gain (loss) on investments and securities sold short	(302,333)
Net unrealized appreciation (depreciation) on:
Investments	(1,438,440)
Securities sold short	(190,488)
Purchased option contracts	(27,745)
Written option contracts	(48,381)
Foreign currency translations	1,622
Forward foreign currency contracts	95

Net Assets	$81,658,043

Offering Price per Share:
Net assets applicable to shares outstanding	$81,658,043
Shares of beneficial interest issued and outstanding	5,580,839
Offering and redemption price per share	$14.63

See accompanying Notes to Financial Statements.

16

Vivaldi Opportunities Fund
STATEMENT OF OPERATIONS
For the Period October 2, 2017* through March 31, 2018

Investment Income:
Dividends (net of withholding tax of $443)	$659,502
Interest	313,475
Total investment income	972,977

Expenses:
Advisory fees	456,078
Legal fees	87,552
Interest expense on borrowing agreement	59,744
Dividends on securities sold short	54,904
Transfer agent fees and expenses	48,885
Offering costs	41,395
Auditing fees	35,238
Custody fees	24,758
Directors' fees and expenses	24,535
Interest expense on securities sold short	21,732
Fund administration fees	17,201
Fund accounting fees	15,043
Insurance fees	9,260
Pricing fees	8,339
Chief Compliance Officer fees	5,680
Registration fees	3,597
Shareholder reporting fees	2,429
Miscellaneous	1,985
Total expenses	918,355
Net investment income	54,622

Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short,
Purchased Options Contracts, Written Options Contracts and Foreign Currency
Net realized gain (loss) on:
Investments	(261,627)
Securities sold short	(7,828)
Purchased options contracts	(38,718)
Written options contracts	25,757
Foreign Currency transactions	(17,260)
Net realized loss	(299,676)
Net change in unrealized appreciation/depreciation on:
Investments	(1,438,440)
Purchased options contracts	(27,745)
Securities sold short	(190,488)
Written options contracts	(48,381)
Foreign currency translations	1,622
Forward foreign currency contracts	95
Net change in unrealized appreciation/depreciation	(1,703,337)
Net realized and unrealized loss on investments and securities sold short purchased options contracts, written options contracts and foreign currency	(2,003,013)

Net Decrease in Net Assets from Operations	$(1,948,391)

*Commencement of Operations

See accompanying Notes to Financial Statements.

17

Vivaldi Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the Period
October 2, 2017*
Through
March 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$54,622
Net realized gain (loss) on investments, securities sold short, purchased option contracts, written option contracts and foreign currency	(299,676)
Net change in unrealized appreciation/depreciation on investments, securities sold short, purchased option contracts, written option contracts and foreign currency	(1,703,337)
Net decrease in net assets resulting from operations	(1,948,391)

Distributions to Shareholders:
From net investment income:	-
From net realized gains:	(6,916)
Total distributions to shareholders	(6,916)

Capital Transactions:
Net proceeds from shares sold:	83,606,900
Reinvestment of distributions:	6,450
Net increase in net assets from capital transactions	83,613,350

Total increase in net assets	81,658,043

Net Assets:
Beginning of period	-
End of period	$81,658,043

Accumulated net investment income	$55,521

Capital Share Transactions:
Shares sold:	5,580,409
Shares reinvested:	430
Net increase in capital share transactions	5,580,839

*Commencement of Operations

See accompanying Notes to Financial Statements.

18

Vivaldi Opportunities Fund
STATEMENT OF CASH FLOWS
For the Period October 2, 2017* through March 31, 2018

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(1,948,391)
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(116,272,655)
Sales of long-term portfolio investments	34,614,017
Proceeds from securities sold short	17,875,258
Cover short securities	(8,943,761)
Proceeds from written options	159,418
Closed written options	1,150
Purchases of short-term investments, net	(8,073,231)
Increase in foreign currency	(143,285)
Return of capital	168,989
Increase in cash deposited with broker for securities sold short	(15,652,749)
Increase in dividends and interest receivable	(318,483)
Increase in prepaid expenses	(5,491)
Increase in prepaid offering costs	(29,869)
Increase in foreign currency due to custodian	968,366
Increase in advisory fees	121,720
Increase in dividends and interest on securities sold short	10,997
Increase in accrued expenses	236,733
Net amortization on investments	(6,980)
Net realized loss	317,110
Net change in unrealized appreciation/depreciation	1,704,959
Net cash used for operating activities	(95,216,178)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	83,606,900
Dividends paid to shareholders, net of reinvestments	(466)
Proceeds from borrowing agreement	11,609,744
Net cash provided by financing activities	95,216,178

Net increase (decrease) in cash	-

Cash:
Beginning of period	-
End of period	$-

*Commencement of Operations

Non cash financing activities not included herein consist of $6,450 of reinvested distributions.

Cash paid for interest on securities sold short was $21,732.

Interest expense paid under borrowing agreement was $56,070 (see Note 10).

See accompanying Notes to Financial Statements.

19

Vivaldi Opportunities Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

For the Period
October 2, 2017*
Through
March 31, 2018

Net asset value, beginning of period	$15.00
Income from Investment Operations:
Net investment income[1]	0.02
Net realized and unrealized gain (loss) on investments	(0.39)
Total from investment operations	(0.37)

Less Distributions:
From net investment income	-
From net realized gains[2]	-
Total distributions[2]	-

Net asset value, end of period	$14.63

Total return	(2.45)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$81,658

Ratio of expenses to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived	3.46%[4,5]
After fees waived	3.46%[4,5]
Ratio of net investment income to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived	0.21%[4]
After fees waived	0.21%[4]

Portfolio turnover rate	79%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.51% for the period ended March 31, 2018.

See accompanying Notes to Financial Statements.

20

Vivaldi Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2018

Note 1 – Organization

Vivaldi Opportunities Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and organized as a Maryland corporation on March 29, 2017. Vivaldi Asset Management, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager provides day-to-day investment management services to the Fund. The Fund is non-diversified, which means that under the Investment Company Act, it is not limited in the percentage of its assets that it may invest in any single issuer of securities.

The investment objective of the Fund is to seek to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed income indices. The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated amongst the Investment Manager and one or more sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”), in percentages determined at the discretion of the Investment Manager. Currently, RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC serve as Sub-Advisors to the Fund. The Fund commenced investment operations on October 2, 2017.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund’s Valuation Committee will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board of Directors of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by Investment Manager or a Sub-Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

21

Vivaldi Opportunities Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2018

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

22

Vivaldi Opportunities Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2018

(d) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other funds that invest directly in securities.

Each ETF in which the Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(f) Closed-end Funds (“CEFs”)

The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(g) Short-Term Investments

The Fund invests a significant amount (9.4% as of March 31, 2018) in the Morgan Stanley Institutional Liquidity Fund – Government Portfolio (“MVRXX”). MVRXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.

23

Vivaldi Opportunities Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2018

MVRXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per October 31, 2017 Annual report of Morgan Stanley Institutional Liquidity Fund – Government Portfolio was 0.18%.

(h) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

The Fund incurred offering costs of approximately $83,921, which are being amortized over a one-year period from October 2, 2017.

(i) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and from the commencement of operations on October 2, 2017 through March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

24

Vivaldi Opportunities Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2018

(j) Distributions to Shareholders

The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Fund has agreed to pay the Investment Manager a management fee payable on a monthly basis at the annual rate of 1.40% of the Fund’s average daily Managed Assets (as defined below) in consideration of the advisory and other services it provides. Pursuant to a separate sub-advisory agreement, the Investment Manager (and not the Fund) has agreed to pay RiverNorth Capital Management, LLC a sub-advisory fee payable on a monthly basis at the annual rate of 1.00% of its portion of the Fund’s average daily net assets for the services it provides. Pursuant to a separate sub-advisory agreement, the Investment Manager (and not the Fund) has agreed to pay Angel Oak Capital Advisors, LLC a sub-advisory fee payable on a monthly basis at the annual rate of 0.80% of its portion of the Fund’s average daily net assets for the services it provides. “Managed Assets” means the total assets of the Fund, including leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding). As a result, the Investment Manager is paid more if the Fund uses leverage, which creates a conflict of interest for the Investment Manager. The Investment Manager will seek to manage that potential conflict by utilizing leverage only when it determines such action is in the best interests of the Fund.

Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain directors and officers of the Fund are employees of UMBFS. The Fund does not compensate directors and officers affiliated with the Fund’s administrators. For the period ended March 31, 2018, the Fund’s allocated fees incurred for directors who are not affiliated with the Fund’s administrator are reported on the Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the period ended March 31, 2018, are reported on the Statement of Operations.

Cross trades for the period ended March 31, 2018 were executed by the Fund pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and another registered investment company that is an affiliated person of the Fund. The Board determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.

For the period ended March 31, 2018, pursuant to these Procedures, there was one cross trade between Vivaldi Multi-Strategy Fund (OMOIX), a registered investment company advised by the Investment Manager, and Vivaldi Opportunities Fund (XVAMX). The transaction was as follows:

25

Vivaldi Opportunities Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2018

Fund	Purchases at Cost	Sales Proceeds	Net Realized Gain/(Loss)
OMOIX	$—	$355,600	$1,883
XVAMX	355,600	—	—

Amounts designated as “—” are zero or have been rounded to zero.

Note 4 – Federal Income Taxes

At March 31, 2018, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$79,621,831

Gross unrealized appreciation	$861,559
Gross unrealized depreciation	(2,577,251)

Net unrealized appreciation on investments	$(1,715,692)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended December 31, 2017, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)

$(5,158)	$899	$4,259

As of December 31, 2017 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$83,888
Undistributed long-term gains	28,005
Tax accumulated earnings	111,893

Accumulated capital and other losses	-
Unrealized appreciation on investments	(1,715,692)

Total accumulated earnings/(deficit)	(1,603,799)

26

Vivaldi Opportunities Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2018

The tax character of the distribution paid during the period ended December 31, 2017 was as follows:

Distributions paid from:	2017
Ordinary income	$5,858
Net long term capital gains	1,058
Total distributions paid	$6,916

Note 5 – Investment Transactions

For the period ended March 31, 2018, purchases and sales of investments, excluding short-term investments, were $116,731,504 and $35,311,150, respectively. Proceeds from securities sold short and cover short securities were $18,429,750 and $9,119,153, respectively, for the same period.

Note 6 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

27

Vivaldi Opportunities Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2018

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Asset-Backed Securities	$-	$5,690,315	$-	$5,690,315
Closed-End Funds	17,385,057	7,802,509	-	25,187,566
Collateralized Mortgage Obligations	-	12,114,083	-	12,114,083
Common Stocks*	33,438,628	-	-	33,438,628
Corporate Bonds	-	509,423	-	509,423
Exchange-Traded Funds	458,407	-	-	458,407
Government Bonds	-	657,915	-	657,915
Preferred Stocks	1,521,865	-	-	1,521,865
Purchased Options Contracts	138,060	155,924	-	293,984
Rights	1,217	-	-	1,217
Warrants	1,254	-	-	1,254
Short-Term Investments	7,712,784	-	-	7,712,784
Total Assets	$60,657,272	$26,930,169	$-	$87,587,441

Liabilities
Securities Sold Short
Common Stocks*	$9,495,267	$-	$-	$9,495,267
Preferred Stocks	13,646	-	-	13,646
Written Options Contracts	136,489	35,900	-	172,389
Total Liabilities	$9,645,402	$35,900	$-	$9,681,302

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period.

Note 8 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any other investment which is advised by or sponsored by the Investment Manager or a Sub-Adviser. In the case of the Fund, RiverNorth Capital Management, LLC. (“RiverNorth”) acts as a Sub-Adviser to the Fund. The Fund owns the holding noted below which is advised by RiverNorth. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2018 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

28

Vivaldi Opportunities Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2018

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Value End of Period	Interest/ Income Credited to Income
RiverNorth Marketplace Lending Corporation	$-	$3,550,000	$-	$-	$(82,226)	$3,467,774	$104,409

Security Description	Principal Amount/Shares Beginning of Period	Purchases	Sales	Principal Amount/Shares End of Period
RiverNorth Marketplace Lending Corporation	-	144,792	-	144,792

Note 9 – Derivative and Hedging Disclosure

The Fund has adopted the disclosure provisions of FASB Standard Codification 815, Derivatives and Hedging, which requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts during the period ended March 31, 2018.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of March 31, 2018 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity price risk	Purchased options contracts, at value	$293,984	Written options contracts, at value	$172,389
Total		$293,984		$172,389

The effects of derivative instruments on the Statement of Operations for the period ended March 31, 2018 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Futures Contracts
Equity price risk	$(38,718)	$25,757	$-
Total	$(38,718)	$25,757	$-

29

Vivaldi Opportunities Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2018

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts	Total
Equity price risk	$-	$(27,745)	$(48,381)	$(76,126)
Total	$-	$(27,745)	$(48,381)	$(76,126)

The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of March 31, 2018 are as follows:

Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	2,839,625
Options Contracts - Written	Average Notional Value	(3,829,000)

Note 10 – Borrowing

The Fund has entered into a borrowing agreement with BNP Paribas (acting through its New York Branch). The Fund may borrow amounts up to one-third of the value of its assets. The Fund is charged interest of one-month Libor plus 0.75% for borrowing under this agreement. The average interest rate, average daily loan balance, maximum outstanding and amount recoded as interest expense for the period October 2, 2017 to March 31, 2018 were 2.36%, $8,971,641, $14,366,280, and $59,467. The Fund had outstanding borrowings for 109 days during this period. At March 31, 2018, the balance was $11,609,744 and the interest rate was 2.63%.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

During the period beginning January 30, 2018 and ending February 28, 2018 (the “Rescission Period”), due to an administrative oversight, the Fund’s shares sold were not properly registered under the Securities Act of 1933. As such, the Fund updated its registration statement as of April 3, 2018 and announced a rescission offer with respect to the 610,511.787 shares sold during the Rescission Period. As of May 3, 2018, two investors accepted the rescission offer for a total of 202 common shares and the rescission offer is now expired.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

30

Vivaldi Opportunities Fund
FUND MANAGEMENT
March 31, 2018 (Unaudited)

The identity of the members of the Board and the Fund’s officers and brief biographical information as of March 31, 2018 is set forth below. The Fund’s Statement of Additional Information includes additional information about the membership of the Board.

INDEPENDENT DIRECTORS

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY DIRECTOR	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY DIRECTOR
David G. Lee Year of Birth: 1952 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Director	Since Inception	President and Director, Client Opinions, Inc. (2003 - 2012); Chief Operating Officer, Brandywine Global Investment Management (1998-2002)	4
Robert Seyferth Year of Birth: 1952 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Director	Since Inception	Chief Procurement Officer/Senior Managing Director, Bear Stearns/JP Morgan Chase (1993 -2009)	4
Gary Shugrue Year of Birth: 1954 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Director	Since January 1, 2018	Managing Director, Veritable LP (2016 – Present) Founder/President, Ascendant Capital Partners, LP (2001 – 2015); Trustee, Quaker Investment Trust	1

31

Vivaldi Opportunities Fund
FUND MANAGEMENT - Continued
March 31, 2018 (Unaudited)

INTERESTED DIRECTORS AND OFFICERS

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY DIRECTOR OR OFFICER	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY DIRECTOR
Anthony Fischer Year of Birth: 1959 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chairman and Director	Since Inception	Executive Director – National Sales of UMB Bank for Institutional Banking and Asset Servicing (2018-Present); President of UMB Fund Services (2014 – 2018); Executive Vice President in charge of Business Development, UMB Fund Services (2013 – 2014); Senior Vice President in Business Development, UMB Fund Services (2008 – 2013).	4
Michael Peck Year of Birth:1980 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	President	Since Inception	President and Co-CIO, Vivaldi Capital Management, LLC (February 2012 – present); Portfolio Manager, Coe Capital Management (February 2010 – February 2012); Senior Financial Analyst and Risk Manager, the Bond Companies (August 2006 – October 2008).	N/A
Chad Eisenberg Year of Birth: 1982 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Treasurer	Since Inception	Chief Operating Officer, Vivaldi Capital Management LLC (2012 – present); Director, Coe Capital Management LLC (2010 – 2011).	N/A
Amy Nogowski Year of Birth: 1992 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chief Compliance Officer	Since January 1, 2018 and until June 5, 2018	Compliance Associate, Vigilant Compliance, LLC (an investment management services company) from 2017 to present; Law Student from 2014 to 2017; Economics Student from 2010 to 2014.	N/A

32

Vivaldi Opportunities Fund
FUND MANAGEMENT - Continued
March 31, 2018 (Unaudited)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY DIRECTOR	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY DIRECTOR
Terrance P. Gallagher Year of Birth: 1958 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Secretary	Since Inception	Executive Vice President, UMB Fund Services, Inc. (2007 – present). Director of Compliance, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2004 – 2007).	N/A

*The Fund Complex consists of the Fund, The Relative Value Fund, Infinity Core Alternative Fund and Infinity Long/Short Equity Fund, LLC.

33

Vivaldi Opportunities Fund

SUPPLEMENTAL INFORMATION

March 31, 2018 (Unaudited)

FUND INFORMATION

	TICKER	CUSIP
Vivaldi Opportunities Fund	XVAMX	92853C207

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (877) 779-1999.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Vivaldi Opportunities Fund

235 West Galena Street

Milwaukee, WI 53212

Toll Free: (877) 779-1999

Qualified Dividend Income

For the year ended December 31, 2017, 100% of dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as qualified dividend income.

Corporate Dividends Received Deduction

For the year ended December 31, 2017, 99.98% of the dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as dividends received deduction available to corporate shareholders.

Long-Term Capital Gain Designation

For the year ended December 31, 2017, the Fund designates $1,058 as long-term capital gain distributions.

34

Vivaldi Opportunities Fund
SUPPLEMENTAL INFORMATION - Continued
March 31, 2018 (Unaudited)

Approval of Investment Management and Sub-Advisory Agreements

At the meeting of the Board held on June 1, 2017, by a unanimous vote, the Board, including a majority of Directors who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Directors”), approved the Investment Management Agreement between the Investment Manager and the Fund (the “Investment Management Agreement”) and the Investment Sub-Advisory Agreements among the Investment Manager, the Fund and, on an individual basis, each Sub-Adviser (the “Investment Sub-Advisory Agreements” and together with the Investment Management Agreement, the “Advisory Agreements”).

In advance of the June 1, 2017 meeting, the Independent Directors requested and received materials from the Investment Manager and each of the Sub-Advisers (together, the “Advisers”) to assist them in considering the approval of the Agreements. The Independent Directors reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Advisory Agreements. Nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Advisers. The Independent Directors then met separately with independent counsel to the Independent Directors for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Advisers to the Fund under the Advisory Agreements, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Investment Manager, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Advisers who would provide the investment advisory and/or administrative services to the Fund. The Board determined that the Advisers’ key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Advisers’ compliance policies and procedures, including the procedures used to determine the value of the Fund's investments. The Board concluded that the overall quality of the advisory and administrative services to be provided was satisfactory.

PERFORMANCE

The Board considered the investment experience of the Advisers. Because the Fund had not yet commenced operations, the Board was not able to review Fund performance. However, the Board reviewed the performance of other investment products advised by the Sub-Advisers with objectives and strategies similar to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER INVESTMENT MANAGERS

The Board reviewed the advisory fee rates and expected total expense ratio of the Fund. The Board compared the advisory fee and pro-forma total expense ratio for the Fund with various comparative data, including a report of other comparable funds and information with respect to other funds managed by the Sub-Advisers. The Board concluded that the advisory fees to be paid by the Fund and pro-forma total expense ratio were reasonable and satisfactory in light of the services proposed to be provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's investment management under the Advisory Agreements. The Board considered the Fund's advisory fees and the fees to be paid by the Investment Manager to each of the Sub-Advisers and concluded that the fees were reasonable and satisfactory in light of the services to be provided. The Board also determined that, since the Fund has no assets, economies of scale were not present at this time.

35

Vivaldi Opportunities Fund
SUPPLEMENTAL INFORMATION - Continued
March 31, 2018 (Unaudited)

PROFITABILITY OF INVESTMENT MANAGER AND AFFILIATES

Due to the fact that operations for the Fund had not yet commenced, the Board made no determination with respect to profitability.

ANCILLARY BENEFITS AND OTHER FACTORS

The Board also discussed other benefits to be received by the Advisers from their management of the Fund, including, without limitation, the ability to market their advisory services for similar products in the future. The Board noted that the Advisers did not have affiliations with the Fund’s transfer agent, administrator, custodian or private placement agent and therefore would not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Investment Management Agreement and each Investment Sub-Advisory Agreement for an initial two year term.

36

Vivaldi Opportunities Fund
SUPPLEMENTAL INFORMATION - Continued
March 31, 2018 (Unaudited)

Privacy Policy

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•         Social Security number

•         account balances

•         account transactions

•         transaction history

•         wire transfer instructions

•         checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

37

Vivaldi Opportunities Fund
SUPPLEMENTAL INFORMATION - Continued
March 31, 2018 (Unaudited)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

▪         open an account

▪         provide account information

▪         give us your contact information

▪         make a wire transfer

▪         tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪         sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪         sharing for affiliates from using your information to market to you

▪         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Our affiliates include companies such as Vivaldi Asset Management, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Fund doesn’t jointly market.

Questions?	Call 1-877-779-1999.

38

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Mr. David G. Lee and Mr. Robert Seyferth are qualified to serve as the audit committee financial experts serving on its audit committee and that they are "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for the fiscal period October 2, 2017 through March 31, 2018 for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the is $37,500.

39

Audit-Related Fees

(b) The aggregate fees billed for the fiscal period October 2, 2017 through March 31, 2018 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item is $0. The fees listed in item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

(c) The aggregate fees billed for the fiscal period October 2, 2017 through March 31, 2018 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning is $5,600.

All Other Fees

(d) The aggregate fees billed for the fiscal period October 2, 2017 through March 31, 2018 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item is $0.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal period that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal period October 2, 2017 through March 31, 2018 of the registrant was $0.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

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ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Vivaldi Asset Management, LLC

PROXY POLICY AND PROCEDURE

INTRODUCTION

Vivaldi Asset Management, LLC (“Vivaldi”) acts as either the advisor or sub-advisor to a number of registered investment companies (the “Funds”). In accord with Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended, Vivaldi has adopted the following policies and procedures to provide information on Vivaldi’s proxy policy generally as well as on procedures for each of the Funds specifically (the “Proxy Policy and Procedure”). These policies and procedures apply only to Vivaldi. Investment managers engaged as sub-advisors for one of the Funds are required to vote proxies in accord with their own policies and procedures and any applicable management agreements.

GENERAL GUIDELINES

Vivaldi’s Proxy Policy and Procedure is designed to ensure that proxies are voted in a manner (i) reasonably believed to be in the best interests of the Funds and their shareholders1 and (ii) not affected by any material conflict of interest. Vivaldi considers shareholders’ best economic interests over the long term (i.e. addresses the common interest of all shareholders over time). Although shareholders may have differing political or social interests or values, their economic interest is generally uniform.

Vivaldi has adopted voting guidelines to assist in making voting decisions on common issues. The guidelines are designed to address those securities in which the Funds generally invest and may be revised in Vivaldi’s discretion. Any non-routine matters not addressed by the proxy voting guidelines are addressed on a case-by-case basis, taking into account all relevant facts and circumstances at the time of the vote, particularly where such matters have a potential for major economic impact on the issuer’s structure or operations. In making voting determinations, Vivaldi typically will rely on the individual portfolio managers who invest in and track particular companies as they are the most knowledgeable about, and best suited to make decisions regarding, particular proxy matters. In addition, Vivaldi may conduct research internally and/or use the resources of an independent research consultant. Vivaldi may also consider other materials such as studies of corporate governance and/or analyses of shareholder and management proposals by a certain sector of companies and may engage in dialogue with an issuer’s management.

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Vivaldi acknowledges its responsibility to identify material conflicts of interest related to voting proxies. Vivaldi’s employees are required to disclose to the Chief Compliance Officer any personal conflicts, such as officer or director positions held by them, their spouses or close relatives, in any publicly traded company. Conflicts based on business relationships with Vivaldi, any affiliate or any person associated with Vivaldi will be considered only to the extent that Vivaldi has actual knowledge of such relationships. Vivaldi then takes appropriate steps to address identified conflicts. Typically, in those instances when a proxy vote may present a conflict between the interests of the Fund, on the one hand, and Vivaldi’s interests or the interests of a person affiliated with Vivaldi on the other, Vivaldi will abstain from making a voting decision and will document the decision and reasoning for doing so.

In some cases, the cost of voting a proxy may outweigh the expected benefits. For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person. Vivaldi may abstain from voting a proxy if the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

In certain cases, securities on loan as part of a securities lending program may not be voted. Nothing in the proxy voting policies shall obligate Vivaldi to exercise voting rights with respect to a portfolio security if it is prohibited by the terms of the security or by applicable law or otherwise.

Vivaldi will not discuss with members of the public how they intend to vote on any particular proxy proposal.

The Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at (877) 779-1999 or (ii) by visiting the SEC’s website at www.sec.gov.

ISS PROXYEDGE

Vivaldi has entered into a contractual relationship with Institutional Shareholder Services Inc. (“ISS”) through which ISS provides certain proxy management services to Vivaldi’s portfolio management teams. Specifically, ISS (i) provides access to the ISS ProxyExchange web-based voting and research platform to access vote recommendations, research reports, execute vote instructions and run reports relevant to Subscriber’s proxy voting environment; (ii) implements and maps Vivaldi’s designated proxy voting policies to applicable accounts and generates vote recommendations based on the application of such policies; and (iii) monitors Vivaldi’s incoming ballots, performs ballot-to-account reconciliations with Vivaldi and its third party providers to help ensure that ISS is receiving all ballots for which Vivaldi has voting rights.

ISS provides two options for how proxy ballots are executed:

1.	Implied Consent: ISS executes ballots on Vivaldi’s behalf based on policy guidelines chosen at the time Vivaldi entered into the relationship with ISS.
2.	Mandatory Signoff: ISS is not permitted to mark or process any ballot on Vivaldi’s behalf without first receiving Vivaldi’s specific voting instructions via ProxyExchange.

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Vivaldi has opted for Option 1. Implied Consent and in so doing has chosen to allow ISS to vote proxies on its behalf “with management’s recommendations.” Vivaldi has the option however to change its vote from the “with management’s recommendations” default at any point prior to the voting deadline if the portfolio managers following the subject company determine it is in the best interests of the Funds and their shareholders to do so. In those instances when the subject company’s management has not provided a voting recommendation, Vivaldi will either vote based on its own determination of what would align most closely with the best interests of the Funds and their shareholders or will opt to allow ISS to submit an “abstain” vote on its behalf. In addition, in those limited instances when share blocking2 may apply, Vivaldi has instructed ISS not to cast a vote on Vivaldi’s behalf unless Vivaldi provides specific instructions via ProxyExchange.

FUND-SPECIFIC POLICIES AND PROCEDURES

Infinity Core Alternative Fund (“ICAF”)

ICAF is a “fund of funds” that invests primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”). While it is unlikely that ICAF will receive notices or proxies from Investment Funds (or in connection with any other portfolio securities), to the extent that ICAF does receive such notices or proxies and ICAF has voting interests in such Investment Funds, the responsibility for decisions regarding proxy voting for securities held by ICAF lies with Vivaldi as ICAF’s advisor. Vivaldi will vote such proxies in accordance with the proxy policies and procedures noted above.

ICAF will be required to file Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. The Fund’s Form N PX filing will be available: (i) without charge, upon request, by calling 1.877.779.1999 or (ii) by visiting the SEC’s website at www.sec.gov.

All Other Funds

With the exception of the Vivaldi Merger Arbitrage Fund, the Funds for which Vivaldi is presently either an advisor or a sub-advisor are managed by multiple internal and external portfolio management teams. As is noted above, the policies and procedures outlined within this Proxy Policy and Procedure apply to those securities being held in that portion of the Funds’ portfolios managed by a Vivaldi portfolio manager only.

Each Fund will be required to file Form N-PX annually, with its complete proxy voting record for the twelve months immediately prior to the Fund’s year-end, no later than sixty (60) days following the Fund’s year-end. The Fund’s Form N-PX filing will be available: (i) without charge, upon request, from the Fund’s administrator or (ii) by visiting the SEC’s website at www.sec.gov.

1 Actions taken in accord with the best interests of the Funds and their shareholders are those which align most closely with the Funds’ stated investment objectives and strategies.

2 Proxy voting in certain countries requires share blocking. Shareholders wishing to vote their proxies must deposit their shares shortly before the meeting date with a designated depositary. During this blocking period, any shares held by the designated depositary cannot be sold until the meeting has taken place and the shares have been returned to Vivaldi’s custodian banks. Vivaldi generally opts not to participate in share blocking proxies given these restrictions on their ability to trade.

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Angel Oak Capital Advisors

PROXY POLICY AND PROCEDURE

Angel Oak Capital Advisors, LLC (“Angel Oak” or the “Firm”), as a matter of policy and as a fiduciary to our Clients1, 1has responsibility for voting proxies for portfolio securities consistent with the best economic interests of our Clients.

Investment advisers registered with the U.S. Securities and Exchange Commission (“SEC”), which exercise voting authority with respect to Client securities, are required by Rule 206(4)-6 of the Investment Advisers Act of 1940 to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that Client securities are voted in the best interests of Clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its Clients; (b) to disclose to Clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to Clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its Clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Angel Oak will vote all proxies in the best interests of Clients and in accordance with the procedures outlined below, unless otherwise mandated by investment management agreement or applicable law. Our policy includes the responsibility to monitor corporate actions, receive and vote Client proxies, and disclose any potential conflicts of interest as well as making information available to Clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Voting Procedures

•	All proxies that are sent to Clients and received by Angel Oak to vote on behalf of Clients will be logged by Angel Oak Operations personnel and provided to the portfolio manager responsible for the asset class subject to the proxy.

•	The portfolio manager will determine which Client accounts hold the security to which the proxy relates.

•	Prior to voting any proxy, the portfolio manager, in consultation with the Chief Compliance Officer (“CCO”) if necessary, will determine if there are any conflicts of interest related to the proxy. If a conflict is identified, the conflict will be addressed as outlined below.

•	Absent material conflicts, the portfolio manager will determine how Angel Oak should vote the proxy in accordance with applicable voting guidelines. Operations personnel will vote the proxy per the portfolio manager’s instructions in a timely and appropriate manner.

1 Clients of Angel Oak include: Publicly offered open-end and closed-end registered investment companies registered under the Investment Company Act of 1940 (“Registered Funds”); private investment funds organized as onshore or offshore pooled investment vehicles exempt from registration under the Investment Company Act of 1940 (“Private Funds”); and institutional and individual investors (“Separately Managed Accounts”).

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Voting Guidelines

•	In the absence of specific voting guidelines from the Client, Angel Oak will vote proxies in the best interests of each particular Client. Angel Oak’s policy is to vote all proxies from a specific issuer the same way for each Client absent qualifying restrictions from a Client. Clients are permitted to place reasonable restrictions on Angel Oak’s voting authority in the same manner that they may place such restrictions on the selection of account securities or other investment guidelines.

•	Angel Oak will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors, absent conflicts of interest raised by an auditor’s non-audit services. Angel Oak will seek to maximize long-term value for Clients, protect Clients’ rights, and promote governance structures and practices that reinforce the accountability of corporate management and boards of directors to shareholders.

•	Angel Oak will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

•	In reviewing proposals, Angel Oak will further consider the opinion of management as well as the effect of the proposal on management, shareholder value, and the issuer’s business practices.

•	In certain circumstances, Angel Oak may refrain from voting where the economic or other opportunity cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal. In each situation, the portfolio manager’s decision not to vote will be documented, reviewed by Compliance, and retained in the Firm’s books and records.

Conflicts of Interest

•	Angel Oak will identify any conflicts that exist between the interests of Angel Oak and the Client by reviewing the relationship of Angel Oak with the issuer of each security to determine if Angel Oak or any of its employees has any financial, business, or personal relationship with the issuer.

•	If a material conflict of interest exists, the CCO will disclose the conflict to the affected Client(s), to give the Client(s) an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third-party voting recommendation.

•	Angel Oak will maintain a record of the voting resolution of any conflict of interest.

Client Requests for Information

•	All Client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the CCO.

•	In response to any request, the CCO will prepare a written response to the Client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Angel Oak voted the Client’s proxy with respect to each proposal about which the Client inquired.

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Use of Third-Party Proxy Advisory Services

The SEC has noted that registered investment advisers may prove that proxies were voted in the best interest of their clients by casting votes based on recommendations of independent third-parties. Currently, Angel Oak predominantly trades fixed-income products which generally have little to no voting authority and therefore very few proxies are voted by Angel Oak. Given the limited level of proxies, Angel Oak has not engaged a third-party proxy advisory service. In the future, Angel Oak may engage such a service. At that time, Angel Oak would be required to vet the independence of the firm engaged to cast those votes, ascertain whether the firm has the capacity and competency to adequately analyze proxy voting issues, evaluate the staffing adequacy and quality of the firm’s personnel, and review the robustness of the firm’s policies and procedures to ensure accurate votes and mitigate conflicts of interest.

Certification

Given the limited level of proxies that Angel Oak expects to see in addition to the expectation of portfolio manager’s in-depth level of monitoring and knowledge of their issuer positions, Compliance expects portfolio managers to certify each quarter, as part of a portfolio manager certification, that all proxies, if any, for their positions have been voted in the best interest of the Clients. Compliance expects that such certification will demonstrate that Angel Oak personnel are constantly reminded of their obligations under this policy even in extended periods of little to zero proxy activities for the Firm’s positions.

Recordkeeping

Angel Oak will retain the following proxy records in accordance with the SEC’s five-year retention requirement.

•	These policies and procedures and any amendments;

•	Each proxy statement that Angel Oak receives;

•	A record of each vote that Angel Oak casts;

•	Any document Angel Oak created that was material to making a decision on how to vote proxies, or that memorializes that decision including periodic reports to the CCO or proxy committee, if applicable;

•	Any documentation of a determination that a conflict of interest exists and the resolution of that conflict; and

•	A copy of each written request from a Client for information on how Angel Oak voted such Client’s proxies, and a copy of any written response.

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RiverNorth Capital Management

PROXY POLICY AND PROCEDURE

Pursuant to the recent adoption by the Securities and Exchange Commission (the "Commission") of Rule 206(4)-6 (17 CFR 275.206(4)-6) and amendments to Rule 204-2 (17 CFR 275.204-2) under the Investment Advisers Act of 1940 (the "Act"), it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

In its standard investment advisory agreement, RiverNorth Capital Management, LLC (RiverNorth Capital) specifically states that it does not vote proxies and the client, including clients governed by ERISA, is responsible for voting proxies. Therefore, RiverNorth Capital will not vote proxies for these clients. However, RiverNorth Capital will vote proxies on behalf of investment company clients ("Funds"). RiverNorth Capital has instructed all custodians, other than Fund custodians, to forward proxies directly to its clients, and if RiverNorth Capital accidentally receives a proxy for any non-Fund client, current or former, the Chief Compliance Officer will promptly forward the proxy to the client. In order to fulfill its responsibilities to Funds, RiverNorth Capital (hereinafter "we" or "our") has adopted the following policies and procedures for proxy voting with regard to companies in any Fund's investment portfolios.

KEY OBJECTIVES

The key objectives of these policies and procedures recognize that a company's management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company's board of directors. While "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors, these objectives also recognize that the company's shareholders must have final say over how management and directors are performing, and how shareholders' rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

Accountability. Each company should have effective means in place to hold those entrusted with running a company's business accountable for their actions. Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

Alignment of Management and Shareholder Interests. Each company should endeavor to align the interests of management and the board of directors with the interests of the company's shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

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Transparency. Promotion of timely disclosure of important information about a company's business operations and financial performance enables investors to evaluate the performance of a company and to make informed decisions about the purchase and sale of a company's securities.

DECISION METHODS

We generally believe that the individual portfolio managers that invest in and track particular companies are the most knowledgeable and best suited to make decisions with regard to proxy votes. Therefore, we rely on those individuals to make the final decisions on how to cast proxy votes.

No set of proxy voting guidelines can anticipate all situations that may arise. In special cases, we may seek insight from our managers and analysts on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly.

In some instances, a proxy vote may present a conflict between the interests of a client, on the one hand, and our interests or the interests of a person affiliated with us, on the other. In such a case, we will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to enable the client to cast the votes.

Notwithstanding the forgoing, the following policies will apply to investment company shares owned by a Fund. Under Section 12(d)(l) of the Investment Company Act of 1940, as amended, (the "1940 Act"), a fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than l0% of its total assets in the securities of other investment companies. However, Section 12(d)(l)(F) of the l 940 Act provides that the provisions of paragraph 12(d)(l ) shall not apply to securities purchased or otherwise acquired by a fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the fund and all affiliated persons of the fund; and (ii) the fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than l Y,% percent. Therefore, each Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions unless it is determined that the Fund is not relying on Section 12(d)( l )(F):

•	when the Fund exercises voting rights, by proxy or otherwise, with respect to any investment company owned by the Fund, the Fund will either

o	seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or

o	vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

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PROXY VOTING GUIDELINES

Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually. We also believe that turnover in board composition promotes independent board action, fresh approaches to governance, and generally has a positive impact on shareholder value. We will generally vote in favor of non-incumbent independent directors.

The election of a company's board of directors is one of the most fundamental rights held by shareholders. Because a classified board structure prevents shareholders from electing a full slate of directors annually, we will generally support efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time, and will generally oppose efforts to adopt classified board structures.

Approval of Independent Auditors

We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.

We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

Equity-based compensation plans

We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.

We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees. These may include:

1. Requiring senior executives to hold stock in a company.

2. Requiring stock acquired through option exercise to be held for a certain period of time.

These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan's impact on ownership interests.

Corporate Structure

We view the exercise of shareholders' rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance.

Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company's by-laws by a simple majority vote.

We will generally support the ability of shareholders to cumulate their votes for the election of directors.

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Shareholder Rights Plans

While we recognize that there are arguments both in favor of and against shareholder rights plans, also known as poison pills, such measures may tend to entrench current management, which we generally consider to have a negative impact on shareholder value. Therefore, while we will evaluate such plans on a case by case basis, we will generally oppose such plans.

CLIENT INFORMATION

A copy of these Proxy Voting Policies and Procedures is available to our clients, without charge, upon request, by calling 1-800-646-0148. We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

In addition, we will provide each client, without charge, upon request, information regarding the proxy votes cast by us with regard to the client's securities.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of Vivaldi Asset Management, LLC (the “Investment Manager”), RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC (the "Sub-Advisers"), who are primarily responsible for the day-to-day portfolio management of the Vivaldi Opportunities Fund as of June 8, 2018:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member
Michael Peck	President & Co-Chief Investment Officer	Since Inception	President, Co-Chief Investment Officer, and Portfolio Manager, Vivaldi Capital Management, LLC (2012 – present)	Portfolio Management

Scott Hergot	Director of Research & Co-Chief Investment Officer	Since Inception	Director of Research, Co-Chief Investment Officer, and Portfolio Manager, Vivaldi Capital Management, LLC (2013 – present)	Portfolio Management

Brian Murphy	Senior Research Analyst	Since Inception	Senior Research Analyst and Portfolio Manager, Vivaldi Capital Management, LLC (2014 – present); Director, Voyager Management, LLC (2010 – 2014)	Portfolio Management

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Kyle Mowery	Portfolio Manager	Since Inception	Portfolio Manager, Vivaldi Capital Management, LLC (2015 – present); Managing Partner, GrizzlyRock Capital, LLC (2012 – present)	Portfolio Management

Jeff O’Brien	Portfolio Manager	Since Inception	Portfolio Manager, Vivaldi Capital Management, LLC (2014 – present); Founder and Managing Member of Glenfinnen Capital, LLC (2000 – 2014)	Portfolio Management

Daniel Lancz	Portfolio Manager	Since Inception	Portfolio Manager, Vivaldi Capital Management, LLC (2014 – present); Director of Research, Glenfinnen Capital, LLC (2003 – 2014)	Portfolio Management

Sreeni Prabu	Managing Partner & Chief Investment Officer	10/26/2017	Managing Partner & Chief Investment Officer, Angel Oak Capital Advisors, 2009-present	Portfolio Management

Sam Dunlap	Senior Portfolio Manager	10/26/2017	Senior Portfolio Manager, Angel Oak Capital Advisors, 2009-present	Portfolio Management

Berkin Kologlu	Senior Portfolio Manager	10/26/2017	Senior Portfolio Manager, Angel Oak Capital Advisors, 2013-present; Executive Director, UBS, 2013-2007	Portfolio Management

Matt Kennedy	Senior Portfolio Manager	10/26/2017	Senior Portfolio Manager, Angel Oak Capital Advisors, 2016-present; Portfolio Manager, Rainier Investment Management, 2009-2016	Portfolio Management

Colin McBurnette	Portfolio Manager	10/26/2017	Portfolio Manager, Angel Oak Capital Advisors, 2012-present	Portfolio Management

Patrick Galley	Chief Investment Officer, Portfolio Manager	Since inception	CIO/PM, RiverNorth Capital Management, LLC (2004-present).	Portfolio Management

Steve O’Neill	Portfolio Manager	Since inception	PM, RiverNorth Capital Management, LLC (2007-present).	Portfolio Management

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(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Vivaldi Opportunities Fund, for which the members of the Investment Committee of the Sub-Adviser are primarily responsible for the day-to-day portfolio management as of March 31, 2018:

Name of Portfolio Management Team Member	Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:
	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Michael Peck	0	0	0	2 accounts $103M	0	0
Scott Hergott	0	0	0	2 accounts $103M	0	0
Brian Murphy	0	0	0	2 accounts $103M	0	0
Kyle Mowery	0	1 account $77.5M	0	3 accounts $215M	0	0
Jeff O’Brien	0	2 account $19.1M	1 account $13.0M	3 accounts $608M	0	0
Daniel Lancz	0	2 account $19.1M	1 account $13.0M	3 accounts $608M	0	0
Sreeni Prabu	0	2 accounts $451,349,583	0	6 accounts $6,861,478,848	1 account $919,728,276	0
Sam Dunlap	0	1 account $137,946,728	0	2 accounts $6,684,065,805	1 account $919,728,276	10 accounts $380,586,181
Berkin Kologlu	0	1 account $137,946,728	0	4 accounts $6,739,679,560	1 account $919,728,276	4 accounts $373,146,476
Matt Kennedy	0	1 account $137,946,728	0	2 accounts $55,613,755	0	0
Colin McBurnette	0	1 account $137,946,728	0	3 accounts $6,675,488,105	1 account $919,728,276	6 accounts $28,203,882
Patrick Galley	0	3 accounts $313M	0	9 accounts $3.2B	0	2 accounts $35M
Steve O’Neill	0	2 accounts $287M	0	8 accounts $2.9B	0	2 accounts $35M

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Conflicts of Interest

The Investment Manager, Sub-Advisers and Portfolio Managers may manage multiple funds and/or other accounts, and as a result may be presented with one or more of the following actual or potential conflicts:

The management of multiple funds and/or other accounts may result in the Investment Manager, a Sub-Adviser or Portfolio Manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Manager seeks to manage such competing interests for the time and attention of a Portfolio Manager by having the Portfolio Manager focus on a particular investment discipline. Most other accounts managed by a Portfolio Manager are managed using the same investment models that are used in connection with the management of the Fund.

If the Investment Manager, a Sub-Adviser or Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Manager and Sub-Advisers have adopted procedures for allocating portfolio transactions across multiple accounts.

The Investment Manager and Sub-Advisers have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(a)(3) Compensation Structure of Portfolio Manager

Compensation of the Investment Committee

The members of the Investment Committee are not directly compensated for their work with respect to the Fund; however, each member of the Investment Committee is an equity owner of the parent company of the Sub-Adviser and therefore benefits indirectly from the revenue generated from the Sub-Advisory Agreement.

(a)(4) Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member:
Michael Peck	$500,001 - $1,000,000
Scott Hergott	$100,001 - $500,000
Brian Murphy	$50,001 - $100,000
Kyle Mowery	$10,001 - $50,000
Jeff O’Brien	$0 - $10,000
Daniel Lancz	$0 - $10,000
Sreeni Prabu	None
Sam Dunlap	None
Berkin Kologlu	None
Matt Kennedy	None
Colin McBurnette	None
Patrick Galley	None
Steve O’Neill	None

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(b) Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

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ITEM 13. EXHIBITS.

(a)(1) Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Vivaldi Opportunities Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	June 8, 2018

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	June 8, 2018

* Print the name and title of each signing officer under his or her signature.

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